Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 22,576
Ending balance		22,576	$ 22,576
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15,443
Ending balance		18,485	15,443
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		22,576	22,576
Ending balance		22,576	22,576
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		35,724	24,396
Additions		11,720	11,328
Impairment of long -live assets	[1]	(365)
Ending balance		47,079	35,724
Accumulated amortization [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			0
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(20,281)	(14,370)
Amortization		(8,655)	(5,911)
Impairment of long -live assets	[1]	342
Ending balance		$ (28,594)	$ (20,281)

[1]	See Note 3.2.2.